Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Benefit at federal statutory rate	(34.00%)	(39.60%)
Benefit at state rate, net of federal deficit	5.70%	94.36%
Fair value adjustment of convertible debt	(3.69%)	(1616.09%)
Non-deductible derivative loss	0.00%	0.00%
Loss on extinguishment of debt	0.00%	0.00%
Non-deductible travel expenses	0.01%	0.48%
Benefit at the company's effective rate	31.98%	1560.85%
Less valuation allowance effective tax rate	0.00%	0.00%